Organization and History (Details Narrative) - shares	May 20, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock shares issued		500,000	500,000	500,000
Class A Convertible Preferred Stock [Member]
Preferred stock shares issued		500,000	500,000
Helion Holdings LLC [Member] | Jaspreet Mathur [Member] | Class A Convertible Preferred Stock [Member]
Preferred stock shares issued	500,000
Common Stock [Member]
Number of shares acquisitions	3,233,334
Number of additional shares authorized	300,000
Outstanding shares percentage	60.00%
Common Stock [Member] | Class A Convertible Preferred Stock [Member]
Preferred stock shares issued	500,000
Common Stock [Member] | Bio Lab Naturals, Inc [Member]
Outstanding shares percentage	60.00%
Common Stock [Member] | Bio Lab Naturals, Inc [Member] | Limitless X Shareholders [Member]
Number of shares acquisitions	3,233,334
Number of additional shares issued	300,000